Goodwill and Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2021
Goodwill
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount		20.00%
Indefinite-lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount		10.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Goodwill, discount rate		12.50%	13.00%
Intangible assets, discount rate		13.00%
Maximum
Finite-Lived Intangible Assets [Line Items]
Goodwill, discount rate		14.00%	15.00%
Intangible assets, discount rate		14.00%
Trade name
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount			6.00%
Americas RAC
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 193	$ 20
Americas RAC | Technology Related Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Impairment charge	124
Americas RAC | Other assets
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 69
Americas RAC | Trade name
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount		7.00%
Fair value		$ 934